REVENUE RECOGNITION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
REVENUE RECOGNITION

NOTE 3 — REVENUE RECOGNITION

The following table summarizes disaggregated revenue information by geographic area based upon the customer’s country of domicile (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
United States	$5,646	$4,248	$16,162	$14,862
India	428	136	1,137	622
Total	$6,074	$4,384	$17,299	$15,484

The following table summarizes the contract liability activity for the three months ended September 30, 2024 and 2023 (in thousands):

Balance as of December 31, 2022	$643
Recognition of revenue recorded as a contract liability as of December 31, 2022	(643)
Deferred of revenue billed in the current period, net of recognition of revenue	197

Balance as of September 30, 2023	$197

Balance as of December 31, 2023	$1,121
Recognition of revenue recorded as a contract liability as of December 31, 2023	(1,121)
Deferred of revenue billed in the current period, net of recognition of revenue	662

Balance as of September 30, 2024	$662

As a practical expedient, the Company has elected not to disclose the aggregate amount of the transaction price allocated to unsatisfied performance obligations, as our contracts have an original expected duration of less than one year.

Contract Assets

Contract assets consist of work in process for unrecognized revenue. The following table summarizes the contract asset activity for the nine months ended September 30, 2024 (in thousands):

Balance as of December 31, 2023	$344
Recognition of costs to fulfill during the nine months ended September 30, 2024	(344)
Balance as of September 30, 2024	$—

ConnectM Before Business Combination
REVENUE RECOGNITION

NOTE 4: REVENUE RECOGNITION

The following table summarizes disaggregated revenue information by geographic area based upon the customer’s country of domicile:

	For the years ended December 31,
	2023	2022
United States	$19,024,606	$14,657,176
India	947,633	784,139
Total	$19,972,239	$15,441,315

Contract Liabilities

Contract liabilities consist of deferred revenue and customer deposits which arise when amounts are billed to or collected from customers in advance of revenue recognition.

The following table summarizes the contract liability activity for the years ended December 31, 2023 and 2022:

Balance as of December 31, 2021	$74,431
Recognition of revenue recorded as a contract liability as of December 31, 2021	(74,431)
Deferral of revenue billed in the current period	643,254
Balance as of December 31, 2022	$643,254
Recognition of revenue recorded as a contract liability as of December 31, 2022	(643,254)
Deferral of revenue billed in the current period, net of recognition of revenue	1,120,817
Balance as of December 31, 2023	$1,120,817

As a practical expedient, the Company has elected not to disclose the aggregate amount of the transaction price allocated to unsatisfied performance obligations, as our contracts have an original expected duration of less than one year.

Contract Assets

Contract assets consist of work in process for unrecognized revenue. The following table summarizes the contract asset activity for the year ended December 31, 2023 as the Company recorded no contract assets as of December 31, 2022 nor December 31, 2021:

Balance as of December 31, 2022	$—
Recognition of costs to fulfill during the year ended December 31, 2023, net of amortization	343,646
Balance as of December 31, 2023	$343,646